INVENTORIES (Schedule of inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Raw materials and consumables	$ 12,168	$ 12,654
Work-in-progress	5,169	6,940
Finished goods	12,882	12,427
Total inventories	$ 30,219	$ 32,021